Debt Obligations (Q2) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total		$ 2,443,395		$ 2,461,438	$ 1,817,786
Finance Lease, Liability		581		552
Assumed market debt adjustments, net		(3,841)		(4,571)	(5,254)
Deferred financing costs, net		(16,149)		(18,041)	(16,042)
Total		2,423,405		$ 2,438,826	$ 1,806,998
Gross borrowings		105,600	$ 151,000
Gross payments		$ 179,000	$ 166,000
Proceeds from term loan delayed draw	$ 60,000
Weighted-average interest rate on debt		3.50%		3.50%	3.40%
Revolving Credit Facility
Debt Instrument [Line Items]
Total		$ 0		$ 73,359
Line of credit variable rate base		LIBOR
LIne of credit - interest spread		1.40%
Term Loans
Debt Instrument [Line Items]
Total		$ 1,918,410		1,858,410
Term Loans | Minimum
Debt Instrument [Line Items]
Interest rate		2.06%
Term Loans | Maximum
Debt Instrument [Line Items]
Interest rate		4.59%
Securities Loan Facilities
Debt Instrument [Line Items]
Total		$ 195,000		529,669
Interest rate		3.52%
Mortgages
Debt Instrument [Line Items]
Total		$ 329,404		$ 334,117
Weighted-average interest rate on debt				4.40%	4.10%
Mortgages | Minimum
Debt Instrument [Line Items]
Interest rate		3.45%		3.45%
Mortgages | Maximum
Debt Instrument [Line Items]
Interest rate		7.91%		7.91%
Secured loan facilities [Member]
Debt Instrument [Line Items]
Total				$ 195,000